OTHER FINANCIAL DATA - DIVIDENDS AND LOANS 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Mobile Gas [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	$ 116
Bay Gas [Member]
Significant Restrictions of Subsidiaries [Line Items]
Ownership Percentage of Subsidiary	91.00%
Fowler Ridge 2 Wind Farm [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	37
Cedar Creek 2 Wind Farm [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	34
Luz Del Sur [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	35
Mexican Subsidiaries [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	79
Flat Ridge 2 Wind Farm [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	47
Mehoopany Wind Farm [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	19
Copper Mountain Solar 1 [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	11
Copper Mountain Solar 2 [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	14
Mesquite Solar 1 [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	$ 48